UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

                Investment Company Act file number 811-04750

                       Fenimore Asset Management Trust
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                            384 North Grand Street
                                 P.O. Box 399
                          Cobleskill, New York 12043
              --------------------------------------------------
             (Address of principal executive offices) (Zip code)

                               Thomas O. Putnam
                       Fenimore Asset Management Trust
                            384 North Grand Street
                          Cobleskill, New York 12043
              --------------------------------------------------
                   (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-800-453-4392

                     Date of fiscal year end: December 31

                   Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The semi-annual report to stockholders is filed herewith.

                                     FAM




                     VALUE FUND [LOGO] EQUITY-INCOME FUND

                             Investor Share Class


                              SEMI-ANNUAL REPORT

                                June 30, 2004

                              Table of Contents

Chairman's Commentary                                                       1

FAM Value Fund                                                              3
   Letter to Shareholders                                                   3
   Statement of Investments                                                 6
   Statement of Assets and Liabilities                                     10
   Statement of Operations                                                 11
   Statement of Changes in Net Assets                                      12
   Notes to Financial Statements                                           13

FAM Equity-Income Fund                                                     18
   Letter to Shareholders                                                  18
   Statement of Investments                                                20
   Statement of Assets and Liabilities                                     23
   Statement of Operations                                                 24
   Statement of Changes in Net Assets                                      25
   Notes to Financial Statements                                           26

Chairman's Commentary                                                  [LOGO]

June 2004


Dear Fellow Shareholder:


The Challenge to Remain Focused

Given our world's many problems, it is easy to understand how one could be distracted from focusing on the investing process as an active way to protect investment capital. Concerns over inflation, rising interest rates, and the war on terror in Iraq, would give anyone pause when considering the appropriate investment response.

      While these concerns are certainly worrisome, by placing them in historical perspective we can make better informed, less emotionally driven, long-term investment decisions. For example, in the mid 70's, the Federal Reserve raised interest rates several times in an attempt to contain a rampant rate of inflation that eventually would peak in double digits. At the same time, we were winding down an unpopular war in Vietnam and dealing with an oil embargo that created block-long gas lines, despite the fact that consumers could only queue up on odd or even days, as determined by their license plate number. The effect of these events on the stock market was to cut it almost in half: the Dow Jones Industrial Average declined from over 1,000 to 577 (12/'72 to 12/'74). Investors during this period reacted like the proverbial deer in the headlights and did not know where to turn. Gold became a popular haven, oil and gas limited partnerships were over-promoted -- but stocks were shunned. Yet, in looking back over this investment mine field, 1974 stands out as probably the best buying opportunity for stocks we have experienced in the last 50 years.


Conventional Wisdom:
Follow at Your Own Risk

Just imagine the discoveries that would not have been made, if the prevailing wisdom of the day had been followed. From ocean voyages of discovery to scientific advances, our store of human knowledge and experience might have taken a much different course if independently minded individuals had not given more heed to their own convictions, than to the opinion of others.

      Investment decisions are subject to similar dynamics of mass psychology and conventional wisdom, once established, can hold sway for long periods of time. Business schools and economics departments have long taught that the marketplace is efficient -- in other words, that stocks prices reflect what a company is worth. This belief leads directly to the conclusion that investing in a broad market index, such as the S&P 500, must therefore be about as good as it can get -- by definition. Thankfully we have the counter-examples offered by Warren Buffett and others, who have done quite well by paying little heed to prevailing efficient market theory. Hedge funds, which have become popular on the premise that capital can be preserved in up and down markets, disproved this notion themselves and with high drama when, in 1998, highly regarded Long-Term Capital brought bond markets to the brink of collapse, only to be saved by government intervention.

     Which brings me full circle: today we face rising inflation, rising interest rates, higher gasoline prices and heightened fears about global terrorism. Prevailing wisdom in the investment

Chairman's Commentary                                                  [LOGO]

world suggests that diversification through asset allocation would be the best strategy to protect capital. It is true that the world today differs in important ways than the investment environment 30 years ago, but investors should keep the lessons of historical perspective in mind and not let external events dissuade them from purchasing strong companies at a favorable price.

      We have often said that to be a long-term, successful investor, one need only concentrate on what is knowable and understandable. Current events are worrisome, but have little long-term effect on good businesses. At FAM Funds, we remain focused on discovering, researching, buying and owning companies that will continue to provide long-term economic returns. By doing so, we believe that our goal of growing and preserving capital has the best opportunity to succeed, whatever world events unfold.

      Thank you for your continued trust in our investment process.

Sincerely,


/s/ Thomas O. Putnam

Thomas O. Putnam
Chairman


    FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers. You may obtain a copy of this Code without charge, upon request by calling FAM Funds at (800) 932-3271.

FAM Value Fund                                                         [LOGO]


Dear Fellow Value Fund Shareholder:

Performance results for the six months ended June 30, 2004 for Investor class shares of the FAM Value Fund and market indexes are as follows:

FAM Value Fund                                        +6.6%
Russell 2000 Index                                    +6.7%
Standard & Poor's 500 Index                           +3.4%

      For the first six months of 2004, stocks were the place to be. While there has been a lot of uncertainty about Iraq, oil prices, and higher interest rates, the last six months have not been too bad for the equity market. The overall market, as measured by the Standard & Poor's 500 Index was up over three percent year to date. By contrast, investors who bought bonds as a "sure thing" during the 2000-2002 bear market found out there is no such thing as a sure thing. The average bond fund return is flat for the year, and the second quarter was the worst quarter for bonds returns in seven years.


Best & Worst Performers

Our best performer was Brown & Brown, an insurance agency headquartered in Daytona Beach, Florida. The stock is up 33% as of 6/30/04, generating a total gain for the Value Fund portfolio of just under $10 million. Careful readers of this letter may remember that we identified Brown & Brown as our worst performer in calendar year 2003. As so often happens in investing, holding a quality company that is currently out of favor can yield good results. Brown & Brown is an excellent company that has all the attributes that we look for in an investment. The company is run by owner-operator management, led by CEO Hyatt Brown, who owns 13% of the company. The company has high profit margins and a fierce culture focused on growing profitability in the future.

      Our second best performer was New England Business Services. For years, this was the cheapest stock in your fund, and largely ignored by the investment community. During a two year period when the stock did not move, management was quietly increasing the intrinsic value of the company through acquisitions and cost reductions. The reward for these efforts was finally recognized when Deluxe Corporation offered to purchase the entire company for cash at a price of $44 per share. As result of this take-over, the Value Fund recognized a capital gain of $7.8 million, or $.49 share.

      Our largest holding, White Mountains Insurance, is up 11% for the year and contributed over five million dollars in gains. The rest of our top performers are rounded out by technology and manufacturing companies that are benefiting from an improving economy. Individual names include Littelfuse, Zebra Technologies, Kaydon and IDEX.

      Fortunately, the list of poorly performing stocks is a short one. Only 14 stocks posted a loss, and in only seven cases did that mean a loss of $1 million or more. Our three worst performing stocks were Watson Pharmaceuticals, Reynolds & Reynolds, and Callaway Golf. Watson and Callaway experienced significant changes in their competitive environment, which caused both companies to reduce their financial projections for the year. While we always try to invest in companies that have a protective "moat" against competitive pressures, capitalism by its nature is always creating new challenges.

FAM Value Fund                                                         [LOGO]

These two stocks serve to remind us that we need to remain vigilant in analyzing the competitive advantage of all of our investments.

      Reynolds & Reynolds is a long time holding of the Fund that recently disappointed us with its financial under-performance. As a result, the CEO resigned and the company's board of directors is conducting a search for a new leader. We support this move by the board and look forward to a new CEO joining the company. It is our experience that new leadership can serve as a catalyst for positive change. In several cases, we have seen a company's stock price increase after a new chief executive is brought on board.


Our Investment Process:
A Long-Term Investor's Tale

In addition to New England Business Services mentioned earlier in this letter, a second portfolio holding was acquired during the second quarter. South Trust Bank was a holding in the Fund for almost ten years. The history of this investment is a great lesson about the advantages of long-term investing. We first purchased South Trust stock in February of 1995, for a little less than $7 per share. At this time the company was expected to earn $.78 per share, which meant that we were paying less than ten times earnings for the stock. The total assets of South Trust were $17 billion. We liked the CEO, Wallace Malone, whose strategy it was to open branches in areas of the country which were growing in population. Therefore, he focused on states such as Georgia, Florida, Texas, and Virginia. This simple idea -- establish a presence in areas of growth -- proved to be very powerful. He then gave further muscle to this plan by instilling a strong sales culture throughout the organization. When Wallace was in his sixties he would personally make over 200 sales calls per year. As a result of this strategy and culture, the company experienced excellent growth. The bank grew its earnings and dividend every year we owned the stock. While many investors regard banks as boring, we wonder how many companies can boast nine consecutive years in earnings per share growth.

      This past June, the company received a takeover offer from Wachovia, valuing South Trust at approximately $39 per share. We do not want to hold the stock of Wachovia, so we have sold our position at an average price of $39 per share. In addition, we have collected over $4.50 per share in dividends since our original investment. The sum of the dividends and price appreciation combined for a total return of 26% per year since 1995: after taxes, we estimate we will have earned 22% per year. We were able to achieve this excellent return by doing one thing only -- holding on to a good company. And this meant holding on during the 1999-2000 period, when technology stocks were the rage and bank stocks were considered "yesterday's news". The moral of this tale is a good description of our investment process. Number one, buy companies that are growing their economic value. Second, pay close attention to the management of the company. We have met face-to-face with the management of South Trust many times over the last nine years. Finally, pay a low price. We took our original position in this bank at nine times expected earnings.

FAM Value Fund                                                         [LOGO]


Cash is King?

Some investors like stocks and some investors like bonds or real estate. But there is one investment choice that no one likes -- cash. With the average retail money market fund yielding .38% at June 30, 2004, investors will do anything not to hold cash. Therefore, it may come as somewhat a surprise if you look in the back of this report and see we currently hold 19% of our assets in cash. This is the second time in ten years that the Value Fund has had a cash position of this size. There are three reasons for this. The first is that we have not found many public companies selling at a significant discount to what we think they are worth. In our opinion, most stocks at the present time are fairly valued. This is an opinion that is shared by many other highly regarded money managers. Just last week we read two announcements by highly respected mutual fund portfolio managers that they were closing their funds to new investors. In both cases these managers cited a dearth of investment ideas and almost 30% cash positions. The second reason for our cash level is the two acquisitions mentioned above. The Value Fund has received $40 million in cash for these two investments. The third reason is that for the first six months of 2004, we have seen a steady inflow of new money into the Fund. We continue to look for new investment opportunities and re-evaluate the proper price to pay for our existing holdings. We will put the cash to work only when we can identify excellent businesses managed by exceptional managers, selling at discounted prices.


The Election

In this presidential election year we are often asked how the election will affect the stock market. The short answer is we don't know, but we are not losing a lot of sleep about this subject. Here's why. Earlier in the year when we were on a company visit, the CEO asked us how the election would impact our investment strategy. We answered with a question -- how would the election effect how he was running his business? "Oh, it won't affect us at all" he said. That's our answer as well. Stock prices are driven by the financial results of the companies we own. If a company is growing its sales, earnings, and cash flows, the value of the company will increase. Our focus remains fixed on identifying just such companies.

      As always, thank you for your trust and confidence in our investment process.

Sincerely,


/s/ John D. Fox

John D. Fox, CFA
Co-Manager




/s/ Thomas O. Putnam

Thomas O. Putnam
Co-Manager

FAM Value Fund -- Statement of Investments                             [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

COMMON STOCKS (83.8%)

Automotive (0.3%)
CarMax, Inc.*
 o specialty retailer of used
   cars and light-trucks
   in the United States                              100,000     $  2,187,000

Banking (6.4%)
Banknorth Group, Inc.
 o multi-bank holding company
   in Portland, ME                                   340,507       11,059,667
M&T Bank Corporation
 o bank holding company
   located in Buffalo, NY                            143,000       12,483,900
North Fork Bancorporation
 o bank holding company located
   on Long Island, NY                                245,950        9,358,398
SouthTrust Corporation
 o bank holding company
   headquartered in Alabama                          119,500        4,637,795
TCF Financial Corp.
 o holding company for
   TCF National Bank,
   operating throughout
   the Midwest                                       100,000        5,805,000

                                                                   43,344,760

Computer Software & Services (2.3%)
Reynolds & Reynolds
 o software for automotive dealers
   and business forms                                675,400       15,622,002

Construction Materials (5.3%)
Florida Rock Industries
 o basic construction
   materials company                                  27,750        1,170,217
Martin Marietta Materials
 o produces aggregates for
   the construction industry                         371,443       16,466,068
Vulcan Materials Company
 o produces, distributes and
   sells construction
   materials and industrial
   and specialty chemicals                           387,165       18,409,696

                                                                   36,045,981

Consumer Products (1.1%)
CSS Industries, Inc.*
 o giftware, bows, Halloween and
   Easter novelty products                           222,075        7,781,508

Consumer Services (2.3%)
H&R Block, Inc.
 o leader in individual and small
   business tax preparation                          220,000       10,489,600
ServiceMaster Company
 o commercial and residential
   service company                                   428,225        5,275,732

                                                                   15,765,332

Electronic Components (2.3%)
Littelfuse, Inc.
 o manufactures fuses and
   circuit protection devices                        360,900       15,305,769

                      See Notes to Financial Statements.

FAM Value Fund -- Statement of Investments continued                   [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

Electrical Equipment (3.5%)
American Power Conversion*
 o manufactures power
   protection equipment
   for computers                                     449,055     $  8,823,931
Zebra Technologies Corp.*
 o designs, manufactures
   and supports bar code
   label printers                                    172,335       14,993,145

                                                                   23,817,076

Health Care Services (2.1%)
Lincare Holdings*
 o provides respiratory
   therapy services
   to patients in the home                           200,000        6,572,000
Renal Care Group, Inc.*
 o provides dialysis services
   to patients with
   chronic kidney failure                            225,150        7,459,220

                                                                   14,031,220

Home Furnishings (1.7%)
Ethan Allen Interiors, Inc.
 o manufactures and retails
   home furnishings                                  323,175       11,605,214

Insurance Agency (6.0%)
Brown & Brown, Inc.
 o one of the largest
   independent general
   insurance agencies
   in the U.S.                                       939,848       40,507,449

Investment Management (2.3%)
Federated Investors, Inc.
 o provides investment
   management products
   and services primarily
   to mutual funds                                   430,000       13,046,200
Waddell & Reed Financial, Inc.
 o provides a wide range of
   investment products
   and services through
   its subsidiaries, including
   mutual funds and
   insurance products                                116,400        2,573,604

                                                                   15,619,804

Leisure Products (1.2%)
Callaway Golf Company
 o designs, manufactures
   and sells golf clubs
   and golf balls                                    692,000        7,847,280

Life Insurance (2.7%)
Protective Life Corporation
 o individual and group
   life/health insurance and
   guaranteed investment contracts                   471,400       18,229,038

Machinery & Equipment (7.7%)
IDEX Corporation
 o manufactures proprietary,
   highly engineered
   industrial products and pumps                     514,500       17,673,075

                      See Notes to Financial Statements.

FAM Value Fund -- Statement of Investments continued                   [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

Machinery & Equipment (7.7%) continued
Kaydon Corporation
 o custom-engineers products
   including bearings,
   filters, and piston rings                         780,750     $ 24,148,598
Tennant Company
 o manufactures commercial
   and institutional
   floor maintenance
   equipment and products                            255,075       10,572,859

                                                                   52,394,532

Media (0.9%)
Meredith Corporation
 o magazine publishing
   and tv broadcasting                               110,450        6,070,332

Pharmaceuticals (1.4%)
Watson Pharmaceuticals*
 o manufactures proprietary
   and off-patent
   pharmaceutical products                           349,900        9,412,310

Property and Casualty Insurance (12.8%)
Berkshire Hathaway Inc.*
 o holding company for
   various insurance
   and industrial companies                              215       19,124,250
Markel Corporation*
 o sells specialty insurance products                 60,650       16,830,375
White Mountains Ins. Grp., Ltd.
 o personal property and
   casualty, and reinsurance                         100,275       51,140,250

                                                                   87,094,875

Publishing (1.4%)
John Wiley & Sons, Inc.
 o publisher of print and
   electronic products,
   specializing in scientific,
   technical professional
   and medical books and journals                    301,700        9,654,400

Recreation and Entertainment (2.3%)
International Speedway Corporation
 o owns and operates
   auto racing tracks
   including Daytona                                 315,988       15,369,656

Registered Investment Company (2.7%)
Allied Capital Corp
 o venture capital corporation
   for entrepreneurs
   and management                                    736,391       17,982,668

Restaurants (3.6%)
Outback Steakhouse
 o operates a diversified
   restaurant system
   including Outback Steakhouse,
   Carrabba's Italian Grill, Roy's
   and Bonefish Grill                                209,000        8,644,240
YUM! Brands, Inc.
 o quick service restaurants
   including KFC,
   Pizza Hut and Taco Bell                           416,800       15,513,296

                                                                   24,157,536

                      See Notes to Financial Statements.

FAM Value Fund -- Statement of Investments continued                   [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

Retail Apparel (3.8%)
Jones Apparel Group, Inc.
 o designs and markets apparel                       306,000     $ 12,080,880
Liz Claiborne, Inc.
 o designs and markets
   an extensive range
   of branded men's and
   women's apparel,
   accessories and fragrance                         381,150       13,713,777

                                                                   25,794,657

Retail Stores (2.6%)
Cato Corp.
 o operates women's
   fashion specialty stores                          213,000        4,781,850
Ross Stores, Inc.
 o chain of off-price
   retail apparel and
   home accessories stores                           310,000        8,295,600
Whole Foods Market, Inc.
 o national grocery store
   selling organic
   and natural products                               50,000        4,772,500

                                                                   17,849,950

Specialty Retail (1.4%)
Movie Gallery, Inc.
 o home video specialty retailer
   primarily focused on
   rural and secondary markets                       480,000        9,384,000

Telecommunications Services (2.5%)
Commonwealth Telephone Enterprises, Inc.
 o provides telephony and
   related services in
   Pennsylvania markets
   as a rural local
   exchange carrier                                  320,250       14,337,592
Hickory Tech Corp.
 o small local telephone
   company in Minnesota                              258,800        2,616,468

                                                                   16,954,060

Wholesale Distribution (1.2%)
SCP Pool Corp.
 o wholesale distributor of
   swimming pool supplies                            183,967        8,278,515

Total Common Stocks (Cost $337,482,696)                          $568,106,924

Short Term Obligations (16.2%)                     PRINCIPAL
U.S. Treasury Bill, 0.9%,
  with maturities to 7/1/04                      $35,000,000       35,000,000
U.S. Treasury Bill, 1.1%,
  with maturities to 8/12/04                     $45,000,000       44,939,100
U.S. Treasury Bill, 1.2%,
  with maturities to 8/19/04                     $30,000,000       29,952,633

Total Short Term Obligations (Cost $109,891,731)                  109,891,733

Total Investments (Cost $447,374,427)                            $677,998,657


*Non-income producing.

                      See Notes to Financial Statements.

FAM Value Fund                                                         [LOGO]

June 30, 2004 (Unaudited)


                     STATEMENT OF ASSETS AND LIABILITIES


Assets
Investment in securities at value (Cost $447,374,427)                $677,998,657
Cash at interest                                                       18,936,503
Receivable for investment securities sold                               1,931,562
Dividends and interest receivable                                         306,607

                 Total Assets                                         699,173,329


Liabilities
Payable for investment securities purchased                             1,898,979
Accrued management fees                                                   560,343
Accrued shareholder accounting and administrative fees                     73,104
Accrued expenses                                                          138,067

                 Total Liabilities                                      2,670,493


Net Assets
Source of Net Assets:
Net capital paid in on shares of beneficial interest
    Investor Class Shares                            437,693,084
    Advisor Class Shares                               3,176,423

                                                                     $440,869,507
Undistributed net investment income                                       963,023
Accumulated net realized gain                                          24,046,078
Net unrealized appreciation                                           230,624,228

                 Net Assets                                          $696,502,836

Net Asset Value Per Share
  Investor Class Shares -- based on net assets of
    $693,131,097 and 15,794,705 shares outstanding                         $43.88
  Advisor Class Shares -- based on net assets of
    $3,371,739 and 77,540 shares outstanding                               $43.48


                      See Notes to Financial Statements.

FAM Value Fund                                                         [LOGO]

Six Months Ended June 30, 2004 (Unaudited)


                           STATEMENT OF OPERATIONS


INVESTMENT INCOME
 Income
   Dividends                                                          $ 4,519,653
   Interest                                                               309,734

                 Total Income                                           4,829,387


 Expenses
   Investment advisory fee (Note 2)                                     3,149,794
   Administrative fee (Note 2)                                            236,235
   Shareholder servicing and related expenses (Note 2)                    179,262
   Printing and mailing                                                    88,751
   Professional fees                                                       38,538
   Registration fees                                                       30,014
   Custodial fees                                                          28,384
   Trustees                                                                19,197
   Distribution and Service Fees -- Advisor Class Shares                   12,540
   Other                                                                   68,540

                 Total Expenses                                         3,851,255

                     Net Investment Income                                978,132


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                     24,043,473
  Unrealized appreciation of investments                               14,801,909

    Net Gain on Investments                                            38,845,382


NET INCREASE IN NET ASSETS FROM OPERATIONS                            $39,823,514


                      See Notes to Financial Statements.

FAM Value Fund                                                         [LOGO]

Six Months Ended June 30, 2004 (Unaudited) and Year Ended December 31, 2003


                      STATEMENT OF CHANGES IN NET ASSETS


                                                   Six Months         Year Ended
                                                 Ended June 30,      December 31,
                                                      2004               2003

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                           $    978,132       $  1,288,274
  Net realized gain on investments                  24,043,473         11,981,406
  Unrealized appreciation of investments            14,801,909         98,021,481

  Net Increase in Net Assets
    From Operations                                 39,823,514        111,291,161


DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Investor Class                                          --         (1,284,544)
    Advisor Class                                           --             (3,423)
  Net realized gain on investments
    Investor Class                                          --        (11,948,602)
    Advisor Class                                           --            (31,841)
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (NOTE 3):                       76,537,954         12,841,546

  Total Increase in Net Assets                     116,361,468        110,864,297


NET ASSETS:
  Beginning of period                              580,141,368        469,277,071

  End of period                                   $696,502,836       $580,141,368


                      See Notes to Financial Statements.

FAM Value Fund -- Notes to Financial Statements (Unaudited)            [LOGO]


Note 1. Summary of Accounting Policies

FAM Value Fund (the "Fund") is a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers two classes of shares (Investor Class and Advisor Class since January 2, 1987 and July 1, 2003, respectively). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The investment objective of the Fund is to maximize long-term total return on capital. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

a)   Valuation of Securities

     Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

b)   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c)   Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)   Other

     Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


Note 2. Investment Advisory Fees
and Other Transactions with Affiliates

Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average

FAM Value Fund -- Notes to Financial Statements (Unaudited)            [LOGO]

daily net assets. Thomas Putnam is an officer and trustee of the Fund and also an officer and director of the Advisor. The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to the extent that such expenses, including the advisory fee, for the fiscal year exceed 2.00% of the average daily net assets. For the period ended June 30, 2004 the Advisor contractually agreed to reimburse the Fund for its expenses to the extent such expenses exceed 1.28% and 2.28% of the average daily net assets of the Investor Class and Advisor Class, respectively. No such reimbursement was required for the period ended June 30, 2004. FAM Shareholder Services, Inc. (FSS), a company under common control with the Advisor, serves as shareholder servicing agent and receives a monthly fee of $2.00 per shareholder account. Additionally, FSS serves as the fund administrative agent and receives an annual fee based upon current assets equal to 0.075% of the Fund's average daily net assets. Fenimore Securities, Inc. (FSI), a company also under common control with the Advisor, acts as distributor of the Fund's shares. On July 1, 2003, the Fund adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Advisor Class of shares. Under the plan the Fund pays FSI a total of 1.00% per annum of the Advisor Class shares' average daily net assets.


Note 3. Shares of Beneficial Interest

At June 30, 2004 an unlimited number of $.001 par value shares of beneficial interest were authorized. The Advisor Class of shares that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee. Transactions were as follows:



                                         SIX MONTHS ENDED 6/30/04              YEAR ENDED 12/31/03

                                          Shares          Amount             Shares          Amount

Shares sold
   Investor Class                       2,598,279     $111,918,953         2,755,111    $ 102,629,151
   Advisor Class                           39,678        1,688,258            38,618        1,520,037
Shares issued on
 reinvestment of dividends
   Investor Class                              --               --           305,770       12,609,968
   Advisor Class                               --               --               819           33,602
Shares redeemed
   Investor Class                        (865,332)     (37,057,221)       (2,928,786)    (103,897,681)
   Advisor Class                             (280)         (12,036)           (1,295)         (53,531)

Net Increase from Investor Class
 Share Transactions                     1,732,947     $ 74,861,732           132,095    $  11,341,438

Net Increase from Advisor Class
 Share Transactions                        39,398     $  1,676,222            38,142    $   1,500,108


FAM Value Fund -- Notes to Financial Statements (Unaudited)            [LOGO]


Note 4. Investment Transactions

During the period ended June 30, 2004, purchases and sales of investment securities, other than short term obligations were $51,047,530 and $40,495,139. The cost of securities for federal income tax purposes is substantially the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

              Unrealized appreciation                     $237,536,951
              Unrealized depreciation                       (6,912,723)

                 Net unrealized appreciation              $230,624,228


Note 5. Line of Credit

FAM Value Fund has a line of credit up to 33 1/3% of total net assets or a maximum of $100,000,000. Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is available until December 1, 2004 when any advances are to be repaid. During the period ended June 30, 2004 no amounts were drawn from the available line.


Note 6. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

FAM Value Fund -- Notes to Financial Statements (Unaudited)            [LOGO]


Note 7. Financial Highlights


                   FAM VALUE FUND -- INVESTOR CLASS SHARES


                                                 Six Months
                                                Ended June 30,                  Years Ended December 31,

Per share information
(For a share outstanding throughout the period)      2004            2003        2002         2001        2000        1999

Net asset value, beginning of period             $  41.15        $  33.69    $  36.17     $  32.70    $  31.35    $  34.44

Income from investment operations:
  Net investment income                              0.07            0.10        0.11         0.17        0.36        0.29
  Net realized and unrealized
   gain (loss) on investments                        2.66            8.32       (2.04)        4.77        5.38       (2.00)

  Total from investment operations                   2.73            8.42       (1.93)        4.94        5.74       (1.71)

Less distributions:
  Dividends from net
   investment income                                   --           (0.09)      (0.11)       (0.17)      (0.36)      (0.29)
  Distributions from net
   realized gains                                      --           (0.87)      (0.44)       (1.30)      (4.03)      (1.09)

  Total distributions                                  --           (0.96)      (0.55)       (1.47)      (4.39)      (1.38)

Change in net asset value
  for the period                                     2.73            7.46       (2.48)        3.47        1.35       (3.09)

Net asset value, end of period                   $  43.88        $  41.15    $  33.69     $  36.17    $  32.70    $  31.35

Total Return                                         6.63%<F2>      24.98%      (5.33)%      15.07%      19.21%      (4.84)%

Ratios/supplemental data
Net assets, end of period (000)                  $693,131        $578,579    $469,277     $501,417    $366,948    $373,277

Ratios to average net assets of:
  Expenses                                           1.21%<F1>       1.24%       1.21%        1.21%       1.26%       1.23%
  Net investment income                              0.32%           0.26%       0.30%        0.56%       1.08%       0.86%
Portfolio turnover rate                              7.32%           9.43%      17.51%        9.62%       9.53%      16.16%


<F1> Annualized

<F2> Not Annualized



FAM Value Fund -- Notes to Financial Statements (Unaudited)            [LOGO]

Note 7. Financial Highlights continued


                    FAM VALUE FUND -- ADVISOR CLASS SHARES


                                                                     Six Months
                                                                   Ended June 30,    Period Ended December 31,

Per share information<F1>
(For a share outstanding throughout the period)                         2004                   2003<F2>

Net asset value, beginning of period                                  $40.96                 $37.10

Income from investment operations:
  Net investment income                                                 0.00                   0.00
  Net realized and unrealized gain on investments                       2.52                   4.82

  Total from investment operations                                      2.52                   4.82

Less distributions:
  Dividends from net investment income                                    --                  (0.09)
  Distributions from net realized gains                                   --                  (0.87)

  Total distributions                                                     --                  (0.96)

Change in net asset value for the period                                2.52                   3.86

Net asset value, end of period                                        $43.48                 $40.96

Total Return                                                            6.15%<F4>             12.99%<F4>


Ratios/supplemental data
Net assets, end of period (000)                                       $3,372                 $1,562

Ratios to average net assets of:
  Expenses                                                              2.20%<F3>              2.25%<F3>
  Net investment income                                                (0.68)%<F3>            (0.02)%<F3>
Portfolio turnover rate                                                 7.32%                  9.43%


<F1> Based on average shares outstanding.

<F2> Beginning of period reflects Advisor class shares inception date of
     7/1/03.

<F3> Annualized

<F4> Not Annualized



FAM Equity-Income Fund                                                 [LOGO]


Dear Fellow Equity-Income Fund Shareholder:

For the first half of 2004, Equity-Income Fund Investor class shares are up 4.3%. It is slightly ahead of the S&P 500 Index, which was up 3.4% and slightly behind the Russell 2000 Index, which was up 6.7%. We believe we are off to a good start this year because the activity level in our research team has never been higher. We are exploring many new ideas and have cash at the ready to take advantage of any opportunities that we discover. Furthermore, two of the companies in the Fund are being bought by other companies for a premium price.

      In terms of performance, the market overall has been, well, ho-hum for the first six months of the year. The S&P 500 is up 3.4%, but it has been a bumpy ride. The index has traded in a range of -1% to +4%. Even though the economy is gaining strength this year and corporate earnings are expected to show nice growth, investors still face many worries and concerns. The Federal Reserve is increasing interest rates, violence remains a part of everyday life in Iraq, and the possibility of a terrorist strike still looms. All these worries are holding the market back, but they do provide us with occasional buying opportunities.

      Last year as you may recall, we had a difficult time finding anything to buy once the post war rally began. Increasing valuations of existing holdings meant that we could not increase positions, but we did find a few top notch companies to add to the Fund. Our frustration with increasing stock prices made us reflect on how often in our research process we have noticed that companies we are researching today, sold at very compelling valuations a few years ago. Since the companies looked just as solid then as they do today, we asked ourselves how we can identify good buying opportunities sooner, for there is always one company out there that is a compelling buy. With that in mind we decided to redouble our efforts to find new names for the Fund. We are not satisfied waiting for good buying opportunities to come to us: we want to make our own luck.

      The result of this effort is a significant increase in new idea activity. In fact, the number of calls that we made to management teams to learn more about their companies in the first six months of this year is almost equal to the number we did for the full year last year. The tangible results of the effort so far are one new company added to the portfolio and a few others added to the buy list.


Portfolio Performance

The big story in the first half of the year is the acquisition of two portfolio holdings by other companies. New England Business Services (NEBS) was bought by Deluxe Corp., for $44 per share in cash, a 32% premium to the market price. NEBS was first purchased for the Fund in 1996 as one of the original holdings. Over the years we had several opportunities to add to the position and average down on our cost. In fact, in 2000, when the stock was selling for $15 per share (which was only six times earnings) we were aggressively buying the stock. We knew that not much needed to happen to earn a superb return. This was the most undervalued stock that we owned for many years.

FAM Equity-Income Fund                                                 [LOGO]

      South Trust Bank, a relatively small holding in the Fund, is this year's second acquisition story: it is being acquired by Wachovia for stock. The deal was announced at an 11% premium to the market. This is another instance where we were able to buy the stock at unusually depressed levels in 2000, since nobody, during the technology bubble, wanted to own a stodgy old bricks and mortar banking business.

      The worst performing companies in the Fund for the first half of the year were Callaway Golf (-32.9%), Ethan Allen Interiors (-13.8%), and Reynolds and Reynolds (-19.6%). All three of these companies share something in common. Each one pre-announced their results for the second quarter and brought earnings guidance down for the full year. Disappointed investors reacted immediately by dumping shares, which punished stock prices. When the economy is improving and the general outlook is positive, many investors seem to have a "zero tolerance" policy towards significant downward revisions in guidance.

      We still like Ethan Allen very much and will add to our position at the right price. It is a quality company that is "master of its destiny" since it controls its distribution by owning stores. Reynolds and Reynolds is a company where the jury is still out. The CEO is being replaced, which should be good news and may be a catalyst for positive change. Callaway Golf is another matter. We learned that the company is drastically changing its business strategy to go head-to-head with its major competitor. This change will be costly and will hurt earnings. Our view is that nobody ever wins a price war.


Outlook

We think that current market conditions should reward careful stock pickers. The overall market is going sideways, yet there is volatility. This combination creates opportunity. We spend a lot of time valuing companies by trying to figure out what the entire business enterprise is worth. We then remain disciplined to buy them at a price well below what we estimate to be their intrinsic value. The consistent application of this approach has rewarded us with strong long-term results. It also strengthens our conviction to buy companies like NEBS and South Trust at what we consider to be compellingly low prices.

      Thank you for your continued support. We hope you are having a terrific summer.

Sincerely,


/s/ Paul Hogan

Paul Hogan, CFA
Co-Manager




/s/ Thomas O. Putnam

Thomas O. Putnam
Co-Manager

FAM Equity-Income Fund -- Statement of Investments                     [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

COMMON STOCKS (89.4%)

Banking (6.4%)
Banknorth Group, Inc.
 o multi-bank holding
   company in Portland, ME                            42,200     $  1,370,656
North Fork Bancorporation
 o bank holding company
   located on Long Island, NY                         73,000        2,777,650
SouthTrust Corporation
 o bank holding company
   headquartered in Alabama                           41,200        1,598,972
TCF Financial Corp.
 o holding company for
   TCF National Bank,
   operating throughout
   the Midwest                                        31,500        1,828,575
TrustCo Bank Corp NY
 o operates bank offices
   primarily in upstate New York                      18,607          243,752

                                                                    7,819,605

Commercial Services (2.6%)
McGrath RentCorp
 o modular building and
   electronic test equipment
   rentals, subsidiary
   classroom manufacturing                            85,000        3,140,750

Computer Software & Services (1.8%)
Reynolds & Reynolds
 o software for automotive
   dealers and business forms                         92,600        2,141,838

Construction Materials (5.6%)
Martin Marietta Materials
 o produces aggregates for the
   construction industry                              63,000        2,792,790
Vulcan Materials Company
 o produces, distributes
   and sells construction
   materials and industrial
   and specialty chemicals                            85,500        4,065,525

                                                                    6,858,315

Consumer Services (3.4%)
H&R Block, Inc.
 o leader in individual and small
   business tax preparation                           86,350        4,117,168

Home Furnishings (3.1%)
Ethan Allen Interiors
 o manufactures and retails
   home furnishings                                  107,000        3,842,370

Insurance Agency (2.1%)
Brown & Brown, Inc.
 o one of the largest
   independent general
   insurance agencies
   in the U.S.                                        60,600        2,611,860

Investment Management (4.9%)
Federated Investors
 o provides investment
   management products
   and services primarily
   to mutual funds                                   159,900        4,851,366

                      See Notes to Financial Statements.

FAM Equity-Income Fund -- Statement of Investments continued           [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

Investment Management (4.9%) continued
Waddell & Reed Financial, Inc.
 o provides a wide range
   of investment products
   and services through its
   subsidiaries, including
   mutual funds and
   insurance products                                 51,409     $  1,136,653

                                                                    5,988,019

Leisure Products (2.7%)
Callaway Golf Company
 o designs, manufactures
   and sells golf clubs
   and golf balls                                    293,000        3,322,620

Life Insurance (4.4%)
Protective Life Corporation
 o individual and group
   life/health insurance and
   guaranteed investment contracts                   140,219        5,422,269

Machinery & Equipment (9.9%)
IDEX Corporation
 o manufactures proprietary,
   highly engineered
   industrial products and pumps                     134,137        4,607,606
Kaydon Corporation
 o custom-engineers products
   including bearings,
   filters, and piston rings                         124,000        3,835,320
MOCON, Inc.
 o manufactures precision
   measurement, process sensing,
   and control instruments/systems                    24,000          204,000
Tennant Company
 o manufactures commercial
  and institutional floor
   maintenance equipment
   and products                                       84,295        3,494,028

                                                                   12,140,954

Media (2.5%)
Meredith Corporation
 o magazine publishing
   and tv broadcasting                                55,300        3,039,288

Property and Casualty Insurance (4.4%)
White Mountains Ins. Grp., Ltd.
 o personal property and
   casualty, and reinsurance                          10,575        5,393,250

Publishing (7.1%)
Courier Corporation
 o manufactures and publishes
   specialty books,
   including Dover Publications                       76,500        3,193,110
John Wiley & Sons, Inc.
 o publisher of print and
   electronic products,
   specializing in scientific,
   technical professional
   and medical books and journals                    172,650        5,524,800

                                                                    8,717,910

                      See Notes to Financial Statements.

FAM Equity-Income Fund -- Statement of Investments continued           [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

Recreation and Entertainment (4.6%)
International Speedway Corporation
 o owns and operates
   auto racing tracks
   including Daytona                                  91,400     $  4,445,696
Six Flags Preferred B 7.25%
 o operates regional theme
   parks in U.S.,
   Mexico and Europe                                  54,900        1,229,760

                                                                    5,675,456

Registered Investment Company (3.9%)
Allied Capital Corp.
 o venture capital corporation
   for entrepreneurs
   and management                                    193,714        4,730,496

Restaurants (3.5%)
Outback Steakhouse
 o operates a diversified
   restaurant system including
   Outback Steakhouse,
   Carrabba's Italian Grill,
   Roy's and Bonefish Grill                          102,850        4,253,876

Retail Apparel (4.3%)
Liz Claiborne, Inc.
 o designs and markets
   an extensive range
   of branded men's and
   women's apparel,
   accessories and fragrance                         147,025        5,289,960

Retail Stores (5.1%)
Cato Corp.
 o operates women's fashion
   specialty stores                                  165,300        3,710,985
Ross Stores, Inc.
 o chain of off-price
   retail apparel and
   home accessories stores                            94,400        2,526,144

                                                                    6,237,129

Specialty Retail (4.2%)
Movie Gallery, Inc.
 o home video specialty
   retailer primarily focused
   on rural and secondary markets                    264,025        5,161,688

Telecommunications Services (2.7%)
Hickory Tech Corp.
 o small local telephone
   company in Minnesota                              325,848        3,294,323

Total Common Stocks (Cost $92,283,784)                           $109,199,144

Short Term Obligations (10.6%)                     PRINCIPAL
U.S. Treasury Bill, 0.9%,
  with maturities to 8/5/04                       $4,000,000        3,995,956
U.S. Treasury Bill, 1.1%,
  with maturities to 8/12/04                      $9,000,000        8,987,820

Total Short Term Obligations (Cost $12,983,776)                    12,983,776

Total Investments (Cost $105,267,560)                            $122,182,920



                      See Notes to Financial Statements.

FAM Equity-Income Fund                                                 [LOGO]

June 30, 2004 (Unaudited)


                     STATEMENT OF ASSETS AND LIABILITIES


Assets
Investment in securities at value (Cost $105,267,560)                $122,182,920
Cash at interest                                                        4,263,482
Dividends and interest receivable                                          69,642

                 Total Assets                                         126,516,044


Liabilities
Payable for investment securities purchased                               415,088
Accrued management fees                                                   102,094
Accrued shareholder accounting and administrative fees                     12,391
Accrued expenses                                                           58,420

                 Total Liabilities                                        587,993


Net Assets
Source of Net Assets:
Net capital paid in on shares of beneficial interest
    Investor Class Shares                             104,196,173
    Advisor Class Shares                                2,150,958

                                                                     $106,347,131
Undistributed net investment income                                        18,208
Accumulated net realized gain                                           2,647,352
Net unrealized appreciation                                            16,915,360

                 Net Assets                                          $125,928,051

Net Asset Value Per Share
  Investor Class Shares -- based on net assets of
    $123,667,599 and 6,521,244 shares outstanding                          $18.96
  Advisor Class Shares -- based on net assets of
    $2,260,452 and 119,748 shares outstanding                              $18.88


                      See Notes to Financial Statements.

FAM Equity-Income Fund                                                 [LOGO]

Six Months Ended June 30, 2004 (Unaudited)


                           STATEMENT OF OPERATIONS


INVESTMENT INCOME
 Income
   Dividends                                                           $1,372,015
   Interest                                                                74,218

                 Total Income                                           1,446,233


 Expenses
   Investment advisory fee (Note 2)                                       607,962
   Administrative fee (Note 2)                                             45,597
   Shareholder servicing and related expenses (Note 2)                     26,686
   Printing and mailing                                                    25,590
   Professional fees                                                        7,559
   Registration fees                                                       26,567
   Custodial fees                                                           7,500
   Trustees                                                                19,197
   Distribution and Service Fees -- Advisor Class Shares                    8,671
   Other                                                                   33,668

                 Total Expenses                                           808,997

                     Net Investment Income                                637,236


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                      2,646,940
  Unrealized appreciation of investments                                1,477,469

    Net Gain on Investments                                             4,124,409


NET INCREASE IN NET ASSETS FROM OPERATIONS                             $4,761,645


                      See Notes to Financial Statements.

FAM Equity-Income Fund                                                 [LOGO]

Six Months Ended June 30, 2004 (Unaudited) and Year Ended December 31, 2003


                      STATEMENT OF CHANGES IN NET ASSETS


                                                   Six Months         Year Ended
                                                 Ended June 30,      December 31,
                                                      2004               2003

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                           $    637,236       $    687,927
  Net realized gain on investments                   2,646,940          1,149,258
  Unrealized appreciation of investments             1,477,469         16,234,993

  Net Increase in Net Assets
    From Operations                                  4,761,645         18,072,178


DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Investor Class                                    (614,174)          (684,670)
    Advisor Class                                           --             (3,198)
  Net realized gain on investments
    Investor Class                                          --         (1,136,192)
    Advisor Class                                           --            (12,729)
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (NOTE 3):                        6,295,160         25,281,516

  Total Increase in Net Assets                      10,442,631         41,516,905

NET ASSETS:
  Beginning of period                              115,485,420         73,968,515

  End of period                                   $125,928,051       $115,485,420


                      See Notes to Financial Statements.

FAM Equity-Income Fund -- Notes to Financial Statements (Unaudited)    [LOGO]


Note 1. Summary of Accounting Policies

FAM Equity-Income Fund (the "Fund") is a series of Fenimore Asset Management Trust, a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers two classes of shares (Investor Class and Advisor Class since April 1, 1996 and July 1, 2003, respectively). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The investment objective of the Fund is to provide current income and long term capital appreciation from investing primarily in income-producing equity securities. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

a)   Valuation of Securities

     Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

b)   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c)   Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)   Other

     Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


Note 2. Investment Advisory Fees
and Other Transactions with Affiliates

Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. Thomas Putnam is an officer

FAM Equity-Income Fund -- Notes to Financial Statements (Unaudited)    [LOGO]

and trustee of the Fund and also an officer and director of the Advisor. The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to the extent that such expenses, including the advisory fee, for the fiscal year exceed 2% of the average daily net assets. For the period ended June 30, 2004 the Advisor contractually agreed to reimburse the Fund for its expenses to the extent such expenses exceed 1.40% and 2.40% of the average daily net assets of the Investor Class and Advisor Class, respectively. No such reimbursement was required for the period ended June 30, 2004. FAM Shareholder Services, Inc. (FSS), a company under common control with the Advisor, serves as shareholder servicing agent and receives a monthly fee of $2.00 per shareholder account. Additionally, FSS serves as the fund administrative agent and receives a fee equal, on an annual basis, to 0.075% of the Fund's average daily net assets. Fenimore Securities, Inc. ("FSI"), a company also under common control with the Advisor, acts as distributor of the Fund's shares. On July 1, 2003, the Fund adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Advisor Class of shares. Under the plan the Fund pays FSI a total of 1.00% per annum of the Advisor Class shares' average daily net assets.


Note 3. Shares of Beneficial Interest

At June 30, 2004 an unlimited number of $.001 par value shares of beneficial interest were authorized. The Advisor Class of shares that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee. Transactions were as follows:



                                         SIX MONTHS ENDED 6/30/04              YEAR ENDED 12/31/03

                                          Shares          Amount             Shares          Amount

Shares sold
   Investor Class                       1,535,656     $ 28,970,592         4,174,191     $ 68,574,439
   Advisor Class                           51,577          966,897            71,299        1,241,823
Shares issued on
 reinvestment of dividends
   Investor Class                          30,656          581,226            97,475        1,727,896
   Advisor Class                               --               --               847           15,371
Shares redeemed
   Investor Class                      (1,294,550)     (24,170,012)       (2,808,318)     (46,258,908)
   Advisor Class                           (2,859)         (53,543)           (1,116)         (19,105)

Net Increase from Investor Class
 Share Transactions                       271,762     $  5,381,806         1,463,348     $ 24,043,427

Net Increase from Advisor Class
 Share Transactions                        48,718     $    913,354            71,030     $  1,238,089


FAM Equity-Income Fund -- Notes to Financial Statements (Unaudited)    [LOGO]


Note 4. Investment Transactions

During the period ended June 30, 2004, purchases and sales of investment securities, other than short term obligations were $16,759,247 and $7,728,571. The cost of securities for federal income tax purposes is substantially the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

             Unrealized appreciation                      $20,198,093
             Unrealized depreciation                       (3,282,733)

                Net unrealized appreciation               $16,915,360


Note 5. Line of Credit

FAM Equity-Income Fund has a line of credit up to 33 1/3% of total net assets or a maximum of $30,000,000. Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is available until December 1, 2004 when any advances are to be repaid. During the period ended June 30, 2004 no amounts were drawn from the available line.


Note 6. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

FAM Equity-Income Fund -- Notes to Financial Statements (Unaudited)    [LOGO]


Note 7. Financial Highlights


               FAM EQUITY-INCOME FUND -- INVESTOR CLASS SHARES


                                                 Six Months
                                                Ended June 30,                  Years Ended December 31,

Per share information
(For a share outstanding throughout the period)      2004            2003       2002       2001      2000       1999

Net asset value, beginning of period             $  18.27        $  15.45    $ 16.05    $ 13.47    $12.31     $13.53
Income from investment operations:
  Net investment income                              0.10            0.12       0.12       0.19      0.31       0.27
  Net realized and unrealized
   gain (loss) on investments                        0.69            3.00      (0.48)      2.58      1.76      (1.22)
  Total from investment operations                   0.79            3.12      (0.36)      2.77      2.07      (0.95)
Less distributions:
  Dividends from net
   investment income                                (0.10)          (0.12)     (0.12)     (0.19)    (0.31)     (0.27)
  Distributions from net
   realized gains                                      --           (0.18)     (0.12)        --     (0.60)        --
  Total distributions                               (0.10)          (0.30)     (0.24)     (0.19)    (0.91)     (0.27)
Change in net asset value
   for the period                                    0.69            2.82      (0.60)      2.58      1.16      (1.22)
Net asset value, end of period                   $  18.96        $  18.27    $ 15.45    $ 16.05    $13.47     $12.31
Total Return                                         4.30%<F2>      20.30%     (2.25)%    20.79%    17.18%     (6.98)%
Ratios/supplemental data
Net assets, end of period (000)                  $123,668        $114,194    $73,969    $31,194    $6,892     $6,653
Ratios to average net assets of:
  Expenses, total                                    1.31%<F1>       1.28%      1.37%      1.56%     2.27%      2.12%
  Expenses, net of fees waived and
   expenses assumed by advisor                       1.31%<F1>       1.28%      1.37%      1.50%     1.50%      1.50%
  Net investment income                              1.06%<F1>       0.73%      0.84%      1.29%     2.33%      2.15%
Portfolio turnover rate                              7.46%           6.46%      7.11%      2.79%    16.59%     13.49%


<F1> Annualized

<F2> Not Annualized



FAM Equity-Income Fund -- Notes to Financial Statements (Unaudited)    [LOGO]


Note 7. Financial Highlights continued


                FAM EQUITY-INCOME FUND -- ADVISOR CLASS SHARES


                                                                    Six Months
                                                                  Ended June 30,     Period Ended December 31,

Per share information<F1>
(For a share outstanding throughout the period)                         2004                   2003<F2>

Net asset value, beginning of period                                  $18.18                 $16.77

Income from investment operations:
  Net investment income                                                 0.03                   0.10
  Net realized and unrealized gain on investments                       0.67                   1.54

  Total from investment operations                                      0.70                   1.64

Less distributions:
  Dividends from net investment income                                    --                  (0.05)
  Distributions from net realized gains                                   --                  (0.18)

  Total distributions                                                     --                  (0.23)

Change in net asset value for the period                                0.70                   1.41

Net asset value, end of period                                        $18.88                 $18.18

Total Return                                                            3.85%<F4>              9.83%<F4>


Ratios/supplemental data
Net assets, end of period (000)                                       $2,260                 $1,291

Ratios to average net assets of:
  Expenses                                                              2.30%<F3>              2.28%<F3>
  Net investment income                                                 0.06%<F3>              1.10%<F3>
Portfolio turnover rate                                                 7.46%                  6.46%


<F1> Based on average shares outstanding.

<F2> Beginning of period reflects Advisor class shares inception date of
     7/1/03.

<F3> Annualized

<F4> Not Annualized



                    This page is intentionally left blank.

                    This page is intentionally left blank.

Investment Advisor

Fenimore Asset
Management, Inc.
Cobleskill, NY


Custodian

U.S. Bank, N.A.
Cincinnati, OH


Independent Auditors

PricewaterhouseCoopers, LLP
New York, NY


Trustees

David A. Hughey
Fred "Chico" Lager
John J. McCormack, Jr.
C. Richard Pogue
Thomas O. Putnam
Barbara V. Weidlich


Legal Counsel

Dechert, LLP
Washington, DC


Shareholder Servicing Agent

FAM Shareholder Services, Inc.
Cobleskill, NY


Distributor

Fenimore Securities, Inc.
Cobleskill, NY




[LOGO] FAM Funds

384 North Grand Street
PO Box 399
Cobleskill, New York 12043-0399
(800) 932-3271
www.famfunds.com

[LOGO] FAM Funds

384 North Grand Street
PO Box 399
Cobleskill, New York 12043-0399
(800) 932-3271
www.famfunds.com

                                  Presorted
                               First-Class Mail
                                 U.S. Postage
                                     PAID
                                  Albany, NY
                                 Permit # 370

Financial peace of mind through a value approach to investing

                                     FAM




                     VALUE FUND [LOGO] EQUITY-INCOME FUND

                             Advisor Share Class


                              SEMI-ANNUAL REPORT

                                June 30, 2004

                              Table of Contents

Chairman's Commentary                                                       1

FAM Value Fund                                                              3
   Letter to Shareholders                                                   3
   Statement of Investments                                                 6
   Statement of Assets and Liabilities                                     10
   Statement of Operations                                                 11
   Statement of Changes in Net Assets                                      12
   Notes to Financial Statements                                           13

FAM Equity-Income Fund                                                     18
   Letter to Shareholders                                                  18
   Statement of Investments                                                20
   Statement of Assets and Liabilities                                     23
   Statement of Operations                                                 24
   Statement of Changes in Net Assets                                      25
   Notes to Financial Statements                                           26

Chairman's Commentary                                                  [LOGO]

June 2004


Dear Fellow Shareholder:


The Challenge to Remain Focused

Given our world's many problems, it is easy to understand how one could be distracted from focusing on the investing process as an active way to protect investment capital. Concerns over inflation, rising interest rates, and the war on terror in Iraq, would give anyone pause when considering the appropriate investment response.

      While these concerns are certainly worrisome, by placing them in historical perspective we can make better informed, less emotionally driven, long-term investment decisions. For example, in the mid 70's, the Federal Reserve raised interest rates several times in an attempt to contain a rampant rate of inflation that eventually would peak in double digits. At the same time, we were winding down an unpopular war in Vietnam and dealing with an oil embargo that created block-long gas lines, despite the fact that consumers could only queue up on odd or even days, as determined by their license plate number. The effect of these events on the stock market was to cut it almost in half: the Dow Jones Industrial Average declined from over 1,000 to 577 (12/'72 to 12/'74). Investors during this period reacted like the proverbial deer in the headlights and did not know where to turn. Gold became a popular haven, oil and gas limited partnerships were over-promoted -- but stocks were shunned. Yet, in looking back over this investment mine field, 1974 stands out as probably the best buying opportunity for stocks we have experienced in the last 50 years.


Conventional Wisdom:
Follow at Your Own Risk

Just imagine the discoveries that would not have been made, if the prevailing wisdom of the day had been followed. From ocean voyages of discovery to scientific advances, our store of human knowledge and experience might have taken a much different course if independently minded individuals had not given more heed to their own convictions, than to the opinion of others.

      Investment decisions are subject to similar dynamics of mass psychology and conventional wisdom, once established, can hold sway for long periods of time. Business schools and economics departments have long taught that the marketplace is efficient -- in other words, that stocks prices reflect what a company is worth. This belief leads directly to the conclusion that investing in a broad market index, such as the S&P 500, must therefore be about as good as it can get -- by definition. Thankfully we have the counter-examples offered by Warren Buffett and others, who have done quite well by paying little heed to prevailing efficient market theory. Hedge funds, which have become popular on the premise that capital can be preserved in up and down markets, disproved this notion themselves and with high drama when, in 1998, highly regarded Long-Term Capital brought bond markets to the brink of collapse, only to be saved by government intervention.

     Which brings me full circle: today we face rising inflation, rising interest rates, higher gasoline prices and heightened fears about global terrorism. Prevailing wisdom in the investment

Chairman's Commentary                                                  [LOGO]

world suggests that diversification through asset allocation would be the best strategy to protect capital. It is true that the world today differs in important ways than the investment environment 30 years ago, but investors should keep the lessons of historical perspective in mind and not let external events dissuade them from purchasing strong companies at a favorable price.

      We have often said that to be a long-term, successful investor, one need only concentrate on what is knowable and understandable. Current events are worrisome, but have little long-term effect on good businesses. At FAM Funds, we remain focused on discovering, researching, buying and owning companies that will continue to provide long-term economic returns. By doing so, we believe that our goal of growing and preserving capital has the best opportunity to succeed, whatever world events unfold.

      Thank you for your continued trust in our investment process.

Sincerely,


/s/ Thomas O. Putnam

Thomas O. Putnam
Chairman


    FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers. You may obtain a copy of this Code without charge, upon request by calling FAM Funds at (800) 932-3271.

FAM Value Fund                                                         [LOGO]


Dear Fellow Value Fund Shareholder:

Performance results for the six months ended June 30, 2004 for Advisor class shares of the FAM Value Fund and market indexes are as follows:

FAM Value Fund                                        +6.1%
Russell 2000 Index                                    +6.7%
Standard & Poor's 500 Index                           +3.4%

      For the first six months of 2004, stocks were the place to be. While there has been a lot of uncertainty about Iraq, oil prices, and higher interest rates, the last six months have not been too bad for the equity market. The overall market, as measured by the Standard & Poor's 500 Index was up over three percent year to date. By contrast, investors who bought bonds as a "sure thing" during the 2000-2002 bear market found out there is no such thing as a sure thing. The average bond fund return is flat for the year, and the second quarter was the worst quarter for bonds returns in seven years.


Best & Worst Performers

Our best performer was Brown & Brown, an insurance agency headquartered in Daytona Beach, Florida. The stock is up 33% as of 6/30/04, generating a total gain for the Value Fund portfolio of just under $10 million. Careful readers of this letter may remember that we identified Brown & Brown as our worst performer in calendar year 2003. As so often happens in investing, holding a quality company that is currently out of favor can yield good results. Brown & Brown is an excellent company that has all the attributes that we look for in an investment. The company is run by owner-operator management, led by CEO Hyatt Brown, who owns 13% of the company. The company has high profit margins and a fierce culture focused on growing profitability in the future.

      Our second best performer was New England Business Services. For years, this was the cheapest stock in your fund, and largely ignored by the investment community. During a two year period when the stock did not move, management was quietly increasing the intrinsic value of the company through acquisitions and cost reductions. The reward for these efforts was finally recognized when Deluxe Corporation offered to purchase the entire company for cash at a price of $44 per share. As result of this take-over, the Value Fund recognized a capital gain of $7.8 million, or $.49 per share.

      Our largest holding, White Mountains Insurance, is up 11% for the year and contributed over five million dollars in gains. The rest of our top performers are rounded out by technology and manufacturing companies that are benefiting from an improving economy. Individual names include Littelfuse, Zebra Technologies, Kaydon and IDEX.

      Fortunately, the list of poorly performing stocks is a short one. Only 14 stocks posted a loss, and in only seven cases did that mean a loss of $1 million or more. Our three worst performing stocks were Watson Pharmaceuticals, Reynolds & Reynolds, and Callaway Golf. Watson and Callaway experienced significant changes in their competitive environment, which caused both companies to reduce their financial projections for the year. While we always try to invest in companies that have a protective "moat" against competitive pressures, capitalism by its nature is always creating new challenges.

FAM Value Fund                                                         [LOGO]

These two stocks serve to remind us that we need to remain vigilant in analyzing the competitive advantage of all of our investments.

      Reynolds & Reynolds is a long time holding of the Fund that recently disappointed us with its financial under-performance. As a result, the CEO resigned and the company's board of directors is conducting a search for a new leader. We support this move by the board and look forward to a new CEO joining the company. It is our experience that new leadership can serve as a catalyst for positive change. In several cases, we have seen a company's stock price increase after a new chief executive is brought on board.


Our Investment Process:
A Long-Term Investor's Tale

In addition to New England Business Services mentioned earlier in this letter, a second portfolio holding was acquired during the second quarter. South Trust Bank was a holding in the Fund for almost ten years. The history of this investment is a great lesson about the advantages of long-term investing. We first purchased South Trust stock in February of 1995, for a little less than $7 per share. At this time the company was expected to earn $.78 per share, which meant that we were paying less than ten times earnings for the stock. The total assets of South Trust were $17 billion. We liked the CEO, Wallace Malone, whose strategy it was to open branches in areas of the country which were growing in population. Therefore, he focused on states such as Georgia, Florida, Texas, and Virginia. This simple idea -- establish a presence in areas of growth -- proved to be very powerful. He then gave further muscle to this plan by instilling a strong sales culture throughout the organization. When Wallace was in his sixties he would personally make over 200 sales calls per year. As a result of this strategy and culture, the company experienced excellent growth. The bank grew its earnings and dividend every year we owned the stock. While many investors regard banks as boring, we wonder how many companies can boast nine consecutive years in earnings per share growth.

      This past June, the company received a takeover offer from Wachovia, valuing South Trust at approximately $39 per share. We do not want to hold the stock of Wachovia, so we have sold our position at an average price of $39 per share. In addition, we have collected over $4.50 per share in dividends since our original investment. The sum of the dividends and price appreciation combined for a total return of 26% per year since 1995: after taxes, we estimate we will have earned 22% per year. We were able to achieve this excellent return by doing one thing only -- holding on to a good company. And this meant holding on during the 1999-2000 period, when technology stocks were the rage and bank stocks were considered "yesterday's news". The moral of this tale is a good description of our investment process. Number one, buy companies that are growing their economic value. Second, pay close attention to the management of the company. We have met face-to-face with the management of South Trust many times over the last nine years. Finally, pay a low price. We took our original position in this bank at nine times expected earnings.

FAM Value Fund                                                         [LOGO]


Cash is King?

Some investors like stocks and some investors like bonds or real estate. But there is one investment choice that no one likes -- cash. With the average retail money market fund yielding .38% at June 30, 2004, investors will do anything not to hold cash. Therefore, it may come as somewhat a surprise if you look in the back of this report and see we currently hold 19% of our assets in cash. This is the second time in ten years that the Value Fund has had a cash position of this size. There are three reasons for this. The first is that we have not found many public companies selling at a significant discount to what we think they are worth. In our opinion, most stocks at the present time are fairly valued. This is an opinion that is shared by many other highly regarded money managers. Just last week we read two announcements by highly respected mutual fund portfolio managers that they were closing their funds to new investors. In both cases these managers cited a dearth of investment ideas and almost 30% cash positions. The second reason for our cash level is the two acquisitions mentioned above. The Value Fund has received $40 million in cash for these two investments. The third reason is that for the first six months of 2004, we have seen a steady inflow of new money into the Fund. We continue to look for new investment opportunities and re-evaluate the proper price to pay for our existing holdings. We will put the cash to work only when we can identify excellent businesses managed by exceptional managers, selling at discounted prices.


The Election

In this presidential election year we are often asked how the election will affect the stock market. The short answer is we don't know, but we are not losing a lot of sleep about this subject. Here's why. Earlier in the year when we were on a company visit, the CEO asked us how the election would impact our investment strategy. We answered with a question -- how would the election effect how he was running his business? "Oh, it won't affect us at all" he said. That's our answer as well. Stock prices are driven by the financial results of the companies we own. If a company is growing its sales, earnings, and cash flows, the value of the company will increase. Our focus remains fixed on identifying just such companies.

      As always, thank you for your trust and confidence in our investment process.

Sincerely,


/s/ John D. Fox

John D. Fox, CFA
Co-Manager




/s/ Thomas O. Putnam

Thomas O. Putnam
Co-Manager

FAM Value Fund -- Statement of Investments                             [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

COMMON STOCKS (83.8%)

Automotive (0.3%)
CarMax, Inc.*
 o specialty retailer of used
   cars and light-trucks
   in the United States                              100,000     $  2,187,000

Banking (6.4%)
Banknorth Group, Inc.
 o multi-bank holding company
   in Portland, ME                                   340,507       11,059,667
M&T Bank Corporation
 o bank holding company
   located in Buffalo, NY                            143,000       12,483,900
North Fork Bancorporation
 o bank holding company located
   on Long Island, NY                                245,950        9,358,398
SouthTrust Corporation
 o bank holding company
   headquartered in Alabama                          119,500        4,637,795
TCF Financial Corp.
 o holding company for
   TCF National Bank,
   operating throughout
   the Midwest                                       100,000        5,805,000

                                                                   43,344,760

Computer Software & Services (2.3%)
Reynolds & Reynolds
 o software for automotive dealers
   and business forms                                675,400       15,622,002

Construction Materials (5.3%)
Florida Rock Industries
 o basic construction
   materials company                                  27,750        1,170,217
Martin Marietta Materials
 o produces aggregates for
   the construction industry                         371,443       16,466,068
Vulcan Materials Company
 o produces, distributes and
   sells construction
   materials and industrial
   and specialty chemicals                           387,165       18,409,696

                                                                   36,045,981

Consumer Products (1.1%)
CSS Industries, Inc.*
 o giftware, bows, Halloween and
   Easter novelty products                           222,075        7,781,508

Consumer Services (2.3%)
H&R Block, Inc.
 o leader in individual and small
   business tax preparation                          220,000       10,489,600
ServiceMaster Company
 o commercial and residential
   service company                                   428,225        5,275,732

                                                                   15,765,332

Electronic Components (2.3%)
Littelfuse, Inc.
 o manufactures fuses and
   circuit protection devices                        360,900       15,305,769

                      See Notes to Financial Statements.

FAM Value Fund -- Statement of Investments continued                   [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

Electrical Equipment (3.5%)
American Power Conversion*
 o manufactures power
   protection equipment
   for computers                                     449,055     $  8,823,931
Zebra Technologies Corp.*
 o designs, manufactures
   and supports bar code
   label printers                                    172,335       14,993,145

                                                                   23,817,076

Health Care Services (2.1%)
Lincare Holdings*
 o provides respiratory
   therapy services
   to patients in the home                           200,000        6,572,000
Renal Care Group, Inc.*
 o provides dialysis services
   to patients with
   chronic kidney failure                            225,150        7,459,220

                                                                   14,031,220

Home Furnishings (1.7%)
Ethan Allen Interiors, Inc.
 o manufactures and retails
   home furnishings                                  323,175       11,605,214

Insurance Agency (6.0%)
Brown & Brown, Inc.
 o one of the largest
   independent general
   insurance agencies
   in the U.S.                                       939,848       40,507,449

Investment Management (2.3%)
Federated Investors, Inc.
 o provides investment
   management products
   and services primarily
   to mutual funds                                   430,000       13,046,200
Waddell & Reed Financial, Inc.
 o provides a wide range of
   investment products
   and services through
   its subsidiaries, including
   mutual funds and
   insurance products                                116,400        2,573,604

                                                                   15,619,804

Leisure Products (1.2%)
Callaway Golf Company
 o designs, manufactures
   and sells golf clubs
   and golf balls                                    692,000        7,847,280

Life Insurance (2.7%)
Protective Life Corporation
 o individual and group
   life/health insurance and
   guaranteed investment contracts                   471,400       18,229,038

Machinery & Equipment (7.7%)
IDEX Corporation
 o manufactures proprietary,
   highly engineered
   industrial products and pumps                     514,500       17,673,075

                      See Notes to Financial Statements.

FAM Value Fund -- Statement of Investments continued                   [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

Machinery & Equipment (7.7%) continued
Kaydon Corporation
 o custom-engineers products
   including bearings,
   filters, and piston rings                         780,750     $ 24,148,598
Tennant Company
 o manufactures commercial
   and institutional
   floor maintenance
   equipment and products                            255,075       10,572,859

                                                                   52,394,532

Media (0.9%)
Meredith Corporation
 o magazine publishing
   and tv broadcasting                               110,450        6,070,332

Pharmaceuticals (1.4%)
Watson Pharmaceuticals*
 o manufactures proprietary
   and off-patent
   pharmaceutical products                           349,900        9,412,310

Property and Casualty Insurance (12.8%)
Berkshire Hathaway Inc.*
 o holding company for
   various insurance
   and industrial companies                              215       19,124,250
Markel Corporation*
 o sells specialty insurance products                 60,650       16,830,375
White Mountains Ins. Grp., Ltd.
 o personal property and
   casualty, and reinsurance                         100,275       51,140,250

                                                                   87,094,875

Publishing (1.4%)
John Wiley & Sons, Inc.
 o publisher of print and
   electronic products,
   specializing in scientific,
   technical professional
   and medical books and journals                    301,700        9,654,400

Recreation and Entertainment (2.3%)
International Speedway Corporation
 o owns and operates
   auto racing tracks
   including Daytona                                 315,988       15,369,656

Registered Investment Company (2.7%)
Allied Capital Corp
 o venture capital corporation
   for entrepreneurs
   and management                                    736,391       17,982,668

Restaurants (3.6%)
Outback Steakhouse
 o operates a diversified
   restaurant system
   including Outback Steakhouse,
   Carrabba's Italian Grill, Roy's
   and Bonefish Grill                                209,000        8,644,240
YUM! Brands, Inc.
 o quick service restaurants
   including KFC,
   Pizza Hut and Taco Bell                           416,800       15,513,296

                                                                   24,157,536

                      See Notes to Financial Statements.

FAM Value Fund -- Statement of Investments continued                   [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

Retail Apparel (3.8%)
Jones Apparel Group, Inc.
 o designs and markets apparel                       306,000     $ 12,080,880
Liz Claiborne, Inc.
 o designs and markets
   an extensive range
   of branded men's and
   women's apparel,
   accessories and fragrance                         381,150       13,713,777

                                                                   25,794,657

Retail Stores (2.6%)
Cato Corp.
 o operates women's
   fashion specialty stores                          213,000        4,781,850
Ross Stores, Inc.
 o chain of off-price
   retail apparel and
   home accessories stores                           310,000        8,295,600
Whole Foods Market, Inc.
 o national grocery store
   selling organic
   and natural products                               50,000        4,772,500

                                                                   17,849,950

Specialty Retail (1.4%)
Movie Gallery, Inc.
 o home video specialty retailer
   primarily focused on
   rural and secondary markets                       480,000        9,384,000

Telecommunications Services (2.5%)
Commonwealth Telephone Enterprises, Inc.
 o provides telephony and
   related services in
   Pennsylvania markets
   as a rural local
   exchange carrier                                  320,250       14,337,592
Hickory Tech Corp.
 o small local telephone
   company in Minnesota                              258,800        2,616,468

                                                                   16,954,060

Wholesale Distribution (1.2%)
SCP Pool Corp.
 o wholesale distributor of
   swimming pool supplies                            183,967        8,278,515

Total Common Stocks (Cost $337,482,696)                          $568,106,924

Short Term Obligations (16.2%)                     PRINCIPAL
U.S. Treasury Bill, 0.9%,
  with maturities to 7/1/04                      $35,000,000       35,000,000
U.S. Treasury Bill, 1.1%,
  with maturities to 8/12/04                     $45,000,000       44,939,100
U.S. Treasury Bill, 1.2%,
  with maturities to 8/19/04                     $30,000,000       29,952,633

Total Short Term Obligations (Cost $109,891,731)                  109,891,733

Total Investments (Cost $447,374,427)                            $677,998,657


*Non-income producing.

                      See Notes to Financial Statements.

FAM Value Fund                                                         [LOGO]

June 30, 2004 (Unaudited)


                     STATEMENT OF ASSETS AND LIABILITIES


Assets
Investment in securities at value (Cost $447,374,427)                $677,998,657
Cash at interest                                                       18,936,503
Receivable for investment securities sold                               1,931,562
Dividends and interest receivable                                         306,607

                 Total Assets                                         699,173,329


Liabilities
Payable for investment securities purchased                             1,898,979
Accrued management fees                                                   560,343
Accrued shareholder accounting and administrative fees                     73,104
Accrued expenses                                                          138,067

                 Total Liabilities                                      2,670,493


Net Assets
Source of Net Assets:
Net capital paid in on shares of beneficial interest
    Investor Class Shares                            437,693,084
    Advisor Class Shares                               3,176,423

                                                                     $440,869,507
Undistributed net investment income                                       963,023
Accumulated net realized gain                                          24,046,078
Net unrealized appreciation                                           230,624,228

                 Net Assets                                          $696,502,836

Net Asset Value Per Share
  Investor Class Shares -- based on net assets of
    $693,131,097 and 15,794,705 shares outstanding                         $43.88
  Advisor Class Shares -- based on net assets of
    $3,371,739 and 77,540 shares outstanding                               $43.48


                      See Notes to Financial Statements.

FAM Value Fund                                                         [LOGO]

Six Months Ended June 30, 2004 (Unaudited)


                           STATEMENT OF OPERATIONS


INVESTMENT INCOME
 Income
   Dividends                                                          $ 4,519,653
   Interest                                                               309,734

                 Total Income                                           4,829,387


 Expenses
   Investment advisory fee (Note 2)                                     3,149,794
   Administrative fee (Note 2)                                            236,235
   Shareholder servicing and related expenses (Note 2)                    179,262
   Printing and mailing                                                    88,751
   Professional fees                                                       38,538
   Registration fees                                                       30,014
   Custodial fees                                                          28,384
   Trustees                                                                19,197
   Distribution and Service Fees -- Advisor Class Shares                   12,540
   Other                                                                   68,540

                 Total Expenses                                         3,851,255

                     Net Investment Income                                978,132


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                     24,043,473
  Unrealized appreciation of investments                               14,801,909

    Net Gain on Investments                                            38,845,382


NET INCREASE IN NET ASSETS FROM OPERATIONS                            $39,823,514


                      See Notes to Financial Statements.

FAM Value Fund                                                         [LOGO]

Six Months Ended June 30, 2004 (Unaudited) and Year Ended December 31, 2003


                      STATEMENT OF CHANGES IN NET ASSETS


                                                   Six Months         Year Ended
                                                 Ended June 30,      December 31,
                                                      2004               2003

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                           $    978,132       $  1,288,274
  Net realized gain on investments                  24,043,473         11,981,406
  Unrealized appreciation of investments            14,801,909         98,021,481

  Net Increase in Net Assets
    From Operations                                 39,823,514        111,291,161


DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Investor Class                                          --         (1,284,544)
    Advisor Class                                           --             (3,423)
  Net realized gain on investments
    Investor Class                                          --        (11,948,602)
    Advisor Class                                           --            (31,841)
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (NOTE 3):                       76,537,954         12,841,546

  Total Increase in Net Assets                     116,361,468        110,864,297


NET ASSETS:
  Beginning of period                              580,141,368        469,277,071

  End of period                                   $696,502,836       $580,141,368


                      See Notes to Financial Statements.

FAM Value Fund -- Notes to Financial Statements (Unaudited)            [LOGO]


Note 1. Summary of Accounting Policies

FAM Value Fund (the "Fund") is a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers two classes of shares (Investor Class and Advisor Class since January 2, 1987 and July 1, 2003, respectively). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The investment objective of the Fund is to maximize long-term total return on capital. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

a)   Valuation of Securities

     Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

b)   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c)   Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)   Other

     Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


Note 2. Investment Advisory Fees
and Other Transactions with Affiliates

Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average

FAM Value Fund -- Notes to Financial Statements (Unaudited)            [LOGO]

daily net assets. Thomas Putnam is an officer and trustee of the Fund and also an officer and director of the Advisor. The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to the extent that such expenses, including the advisory fee, for the fiscal year exceed 2.00% of the average daily net assets. For the period ended June 30, 2004 the Advisor contractually agreed to reimburse the Fund for its expenses to the extent such expenses exceed 1.28% and 2.28% of the average daily net assets of the Investor Class and Advisor Class, respectively. No such reimbursement was required for the period ended June 30, 2004. FAM Shareholder Services, Inc. (FSS), a company under common control with the Advisor, serves as shareholder servicing agent and receives a monthly fee of $2.00 per shareholder account. Additionally, FSS serves as the fund administrative agent and receives an annual fee based upon current assets equal to 0.075% of the Fund's average daily net assets. Fenimore Securities, Inc. (FSI), a company also under common control with the Advisor, acts as distributor of the Fund's shares. On July 1, 2003, the Fund adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Advisor Class of shares. Under the plan the Fund pays FSI a total of 1.00% per annum of the Advisor Class shares' average daily net assets.


Note 3. Shares of Beneficial Interest

At June 30, 2004 an unlimited number of $.001 par value shares of beneficial interest were authorized. The Advisor Class of shares that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee. Transactions were as follows:



                                         SIX MONTHS ENDED 6/30/04              YEAR ENDED 12/31/03

                                          Shares          Amount             Shares          Amount

Shares sold
   Investor Class                       2,598,279     $111,918,953         2,755,111    $ 102,629,151
   Advisor Class                           39,678        1,688,258            38,618        1,520,037
Shares issued on
 reinvestment of dividends
   Investor Class                              --               --           305,770       12,609,968
   Advisor Class                               --               --               819           33,602
Shares redeemed
   Investor Class                        (865,332)     (37,057,221)       (2,928,786)    (103,897,681)
   Advisor Class                             (280)         (12,036)           (1,295)         (53,531)

Net Increase from Investor Class
 Share Transactions                     1,732,947     $ 74,861,732           132,095    $  11,341,438

Net Increase from Advisor Class
 Share Transactions                        39,398     $  1,676,222            38,142    $   1,500,108


FAM Value Fund -- Notes to Financial Statements (Unaudited)            [LOGO]


Note 4. Investment Transactions

During the period ended June 30, 2004, purchases and sales of investment securities, other than short term obligations were $51,047,530 and $40,495,139. The cost of securities for federal income tax purposes is substantially the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

              Unrealized appreciation                     $237,536,951
              Unrealized depreciation                       (6,912,723)

                 Net unrealized appreciation              $230,624,228


Note 5. Line of Credit

FAM Value Fund has a line of credit up to 33 1/3% of total net assets or a maximum of $100,000,000. Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is available until December 1, 2004 when any advances are to be repaid. During the period ended June 30, 2004 no amounts were drawn from the available line.


Note 6. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

FAM Value Fund -- Notes to Financial Statements (Unaudited)            [LOGO]

Note 7. Financial Highlights


                    FAM VALUE FUND -- ADVISOR CLASS SHARES


                                                                     Six Months
                                                                   Ended June 30,    Period Ended December 31,

Per share information<F1>
(For a share outstanding throughout the period)                         2004                   2003<F2>

Net asset value, beginning of period                                  $40.96                 $37.10

Income from investment operations:
  Net investment income                                                 0.00                   0.00
  Net realized and unrealized gain on investments                       2.52                   4.82

  Total from investment operations                                      2.52                   4.82

Less distributions:
  Dividends from net investment income                                    --                  (0.09)
  Distributions from net realized gains                                   --                  (0.87)

  Total distributions                                                     --                  (0.96)

Change in net asset value for the period                                2.52                   3.86

Net asset value, end of period                                        $43.48                 $40.96

Total Return                                                            6.15%<F4>             12.99%<F4>


Ratios/supplemental data
Net assets, end of period (000)                                       $3,372                 $1,562

Ratios to average net assets of:
  Expenses                                                              2.20%<F3>              2.25%<F3>
  Net investment income                                                (0.68)%<F3>            (0.02)%<F3>
Portfolio turnover rate                                                 7.32%                  9.43%


<F1> Based on average shares outstanding.

<F2> Beginning of period reflects Advisor class shares inception date of
     7/1/03.

<F3> Annualized

<F4> Not Annualized



FAM Value Fund -- Notes to Financial Statements (Unaudited)            [LOGO]


Note 7. Financial Highlights continued


                   FAM VALUE FUND -- INVESTOR CLASS SHARES


                                                 Six Months
                                                Ended June 30,                  Years Ended December 31,

Per share information
(For a share outstanding throughout the period)      2004            2003        2002         2001        2000        1999

Net asset value, beginning of period             $  41.15        $  33.69    $  36.17     $  32.70    $  31.35    $  34.44

Income from investment operations:
  Net investment income                              0.07            0.10        0.11         0.17        0.36        0.29
  Net realized and unrealized
   gain (loss) on investments                        2.66            8.32       (2.04)        4.77        5.38       (2.00)

  Total from investment operations                   2.73            8.42       (1.93)        4.94        5.74       (1.71)

Less distributions:
  Dividends from net
   investment income                                   --           (0.09)      (0.11)       (0.17)      (0.36)      (0.29)
  Distributions from net
   realized gains                                      --           (0.87)      (0.44)       (1.30)      (4.03)      (1.09)

  Total distributions                                  --           (0.96)      (0.55)       (1.47)      (4.39)      (1.38)

Change in net asset value
  for the period                                     2.73            7.46       (2.48)        3.47        1.35       (3.09)

Net asset value, end of period                   $  43.88        $  41.15    $  33.69     $  36.17    $  32.70    $  31.35

Total Return                                         6.63%<F2>      24.98%      (5.33)%      15.07%      19.21%      (4.84)%

Ratios/supplemental data
Net assets, end of period (000)                  $693,131        $578,579    $469,277     $501,417    $366,948    $373,277

Ratios to average net assets of:
  Expenses                                           1.21%<F1>       1.24%       1.21%        1.21%       1.26%       1.23%
  Net investment income                              0.32%           0.26%       0.30%        0.56%       1.08%       0.86%
Portfolio turnover rate                              7.32%           9.43%      17.51%        9.62%       9.53%      16.16%


<F1> Annualized

<F2> Not Annualized



FAM Equity-Income Fund                                                 [LOGO]


Dear Fellow Equity-Income Fund Shareholder:

For the first half of 2004, FAM Equity-Income Fund Advisor class shares are up 3.8%. It is slightly ahead of the S&P 500 Index, which was up 3.4% and slightly behind the Russell 2000 Index, which was up 6.7%. We believe we are off to a good start this year because the activity level in our research team has never been higher. We are exploring many new ideas and have cash at the ready to take advantage of any opportunities that we discover. Furthermore, two of the companies in the Fund are being bought by other companies for a premium price.

      In terms of performance, the market overall has been, well, ho-hum for the first six months of the year. The S&P 500 Index is up 3.4%, but it has been a bumpy ride. The index has traded in a range of -1% to +4%. Even though the economy is gaining strength this year and corporate earnings are expected to show nice growth, investors still face many worries and concerns. The Federal Reserve is increasing interest rates, violence remains a part of everyday life in Iraq, and the possibility of a terrorist strike still looms. All these worries are holding the market back, but they do provide us with occasional buying opportunities.

      Last year as you may recall, we had a difficult time finding anything to buy once the post war rally began. Increasing valuations of existing holdings meant that we could not increase positions, but we did find a few top notch companies to add to the Fund. Our frustration with increasing stock prices made us reflect on how often in our research process we have noticed that companies we are researching today, sold at very compelling valuations a few years ago. Since the companies looked just as solid then as they do today, we asked ourselves how we can identify good buying opportunities sooner, for there is always one company out there that is a compelling buy. With that in mind we decided to redouble our efforts to find new names for the Fund. We are not satisfied waiting for good buying opportunities to come to us: we want to make our own luck.

      The result of this effort is a significant increase in new idea activity. In fact, the number of calls that we made to management teams to learn more about their companies in the first six months of this year is almost equal to the number we did for the full year last year. The tangible results of the effort so far are one new company added to the portfolio and a few others added to the buy list.


Portfolio Performance

The big story in the first half of the year is the acquisition of two of our portfolio holdings by other companies. New England Business Services (NEBS) was bought by Deluxe Corp., for $44 per share in cash, a 32% premium to the market price. NEBS was first purchased for the Fund in 1996 as one of the original holdings. Over the years we had several opportunities to add to the position and average down on our cost. In fact, in 2000, when the stock was selling for $15 per share (which was only six times earnings) we were aggressively buying the stock. We knew that not much needed to happen to earn a superb return. This was the most undervalued stock that we owned for many years.

FAM Equity-Income Fund                                                 [LOGO]

      South Trust Bank, a relatively small holding in the Fund, is this year's second acquisition story: it is being acquired by Wachovia for stock. The deal was announced at an 11% premium to the market. This is another instance where we were able to buy the stock at unusually depressed levels in 2000, since nobody, during the technology bubble, wanted to own a stodgy old bricks and mortar banking business.

      The worst performing companies in the Fund for the first half of the year were Callaway Golf (-32.9%), Ethan Allen Interiors (-13.8%), and Reynolds and Reynolds (-19.6%). All three of these companies share something in common. Each one pre-announced their results for the second quarter and brought earnings guidance down for the full year. Disappointed investors reacted immediately by dumping shares, which punished stock prices. When the economy is improving and the general outlook is positive, many investors seem to have a "zero tolerance" policy towards significant downward revisions in guidance.

      We still like Ethan Allen very much and will add to our position at the right price. It is a quality company that is "master of its destiny" since it controls its distribution by owning stores. Reynolds and Reynolds is a company where the jury is still out. The CEO is being replaced, which should be good news and may be a catalyst for positive change. Callaway Golf is another matter. We learned that the company is drastically changing its business strategy to go head-to-head with its major competitor. This change will be costly and will hurt earnings. Our view is that nobody ever wins a price war.


Outlook

We think that current market conditions should reward careful stock pickers. The overall market is going sideways, yet there is volatility. This combination creates opportunity. We spend a lot of time valuing companies by trying to figure out what the entire business enterprise is worth. We then remain disciplined to buy them at a price well below what we estimate to be their intrinsic value. The consistent application of this approach has rewarded us with strong long-term results. It also strengthens our conviction to buy companies like NEBS and SouthTrust at what we consider to be compellingly low prices.

      Thank you for your continued support and we hope you are having a terrific summer.

Sincerely,


/s/ Paul Hogan

Paul Hogan, CFA
Co-Manager




/s/ Thomas O. Putnam

Thomas O. Putnam
Co-Manager

FAM Equity-Income Fund -- Statement of Investments                     [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

COMMON STOCKS (89.4%)

Banking (6.4%)
Banknorth Group, Inc.
 o multi-bank holding
   company in Portland, ME                            42,200     $  1,370,656
North Fork Bancorporation
 o bank holding company
   located on Long Island, NY                         73,000        2,777,650
SouthTrust Corporation
 o bank holding company
   headquartered in Alabama                           41,200        1,598,972
TCF Financial Corp.
 o holding company for
   TCF National Bank,
   operating throughout
   the Midwest                                        31,500        1,828,575
TrustCo Bank Corp NY
 o operates bank offices
   primarily in upstate New York                      18,607          243,752

                                                                    7,819,605

Commercial Services (2.6%)
McGrath RentCorp
 o modular building and
   electronic test equipment
   rentals, subsidiary
   classroom manufacturing                            85,000        3,140,750

Computer Software & Services (1.8%)
Reynolds & Reynolds
 o software for automotive
   dealers and business forms                         92,600        2,141,838

Construction Materials (5.6%)
Martin Marietta Materials
 o produces aggregates for the
   construction industry                              63,000        2,792,790
Vulcan Materials Company
 o produces, distributes
   and sells construction
   materials and industrial
   and specialty chemicals                            85,500        4,065,525

                                                                    6,858,315

Consumer Services (3.4%)
H&R Block, Inc.
 o leader in individual and small
   business tax preparation                           86,350        4,117,168

Home Furnishings (3.1%)
Ethan Allen Interiors
 o manufactures and retails
   home furnishings                                  107,000        3,842,370

Insurance Agency (2.1%)
Brown & Brown, Inc.
 o one of the largest
   independent general
   insurance agencies
   in the U.S.                                        60,600        2,611,860

Investment Management (4.9%)
Federated Investors
 o provides investment
   management products
   and services primarily
   to mutual funds                                   159,900        4,851,366

                      See Notes to Financial Statements.

FAM Equity-Income Fund -- Statement of Investments continued           [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

Investment Management (4.9%) continued
Waddell & Reed Financial, Inc.
 o provides a wide range
   of investment products
   and services through its
   subsidiaries, including
   mutual funds and
   insurance products                                 51,409     $  1,136,653

                                                                    5,988,019

Leisure Products (2.7%)
Callaway Golf Company
 o designs, manufactures
   and sells golf clubs
   and golf balls                                    293,000        3,322,620

Life Insurance (4.4%)
Protective Life Corporation
 o individual and group
   life/health insurance and
   guaranteed investment contracts                   140,219        5,422,269

Machinery & Equipment (9.9%)
IDEX Corporation
 o manufactures proprietary,
   highly engineered
   industrial products and pumps                     134,137        4,607,606
Kaydon Corporation
 o custom-engineers products
   including bearings,
   filters, and piston rings                         124,000        3,835,320
MOCON, Inc.
 o manufactures precision
   measurement, process sensing,
   and control instruments/systems                    24,000          204,000
Tennant Company
 o manufactures commercial
  and institutional floor
   maintenance equipment
   and products                                       84,295        3,494,028

                                                                   12,140,954

Media (2.5%)
Meredith Corporation
 o magazine publishing
   and tv broadcasting                                55,300        3,039,288

Property and Casualty Insurance (4.4%)
White Mountains Ins. Grp., Ltd.
 o personal property and
   casualty, and reinsurance                          10,575        5,393,250

Publishing (7.1%)
Courier Corporation
 o manufactures and publishes
   specialty books,
   including Dover Publications                       76,500        3,193,110
John Wiley & Sons, Inc.
 o publisher of print and
   electronic products,
   specializing in scientific,
   technical professional
   and medical books and journals                    172,650        5,524,800

                                                                    8,717,910

                      See Notes to Financial Statements.

FAM Equity-Income Fund -- Statement of Investments continued           [LOGO]

June 30, 2004 (Unaudited)

                                                      SHARES          VALUE

Recreation and Entertainment (4.6%)
International Speedway Corporation
 o owns and operates
   auto racing tracks
   including Daytona                                  91,400     $  4,445,696
Six Flags Preferred B 7.25%
 o operates regional theme
   parks in U.S.,
   Mexico and Europe                                  54,900        1,229,760

                                                                    5,675,456

Registered Investment Company (3.9%)
Allied Capital Corp.
 o venture capital corporation
   for entrepreneurs
   and management                                    193,714        4,730,496

Restaurants (3.5%)
Outback Steakhouse
 o operates a diversified
   restaurant system including
   Outback Steakhouse,
   Carrabba's Italian Grill,
   Roy's and Bonefish Grill                          102,850        4,253,876

Retail Apparel (4.3%)
Liz Claiborne, Inc.
 o designs and markets
   an extensive range
   of branded men's and
   women's apparel,
   accessories and fragrance                         147,025        5,289,960

Retail Stores (5.1%)
Cato Corp.
 o operates women's fashion
   specialty stores                                  165,300        3,710,985
Ross Stores, Inc.
 o chain of off-price
   retail apparel and
   home accessories stores                            94,400        2,526,144

                                                                    6,237,129

Specialty Retail (4.2%)
Movie Gallery, Inc.
 o home video specialty
   retailer primarily focused
   on rural and secondary markets                    264,025        5,161,688

Telecommunications Services (2.7%)
Hickory Tech Corp.
 o small local telephone
   company in Minnesota                              325,848        3,294,323

Total Common Stocks (Cost $92,283,784)                           $109,199,144

Short Term Obligations (10.6%)                     PRINCIPAL
U.S. Treasury Bill, 0.9%,
  with maturities to 8/5/04                       $4,000,000        3,995,956
U.S. Treasury Bill, 1.1%,
  with maturities to 8/12/04                      $9,000,000        8,987,820

Total Short Term Obligations (Cost $12,983,776)                    12,983,776

Total Investments (Cost $105,267,560)                            $122,182,920



                      See Notes to Financial Statements.

FAM Equity-Income Fund                                                 [LOGO]

June 30, 2004 (Unaudited)


                     STATEMENT OF ASSETS AND LIABILITIES


Assets
Investment in securities at value (Cost $105,267,560)                $122,182,920
Cash at interest                                                        4,263,482
Dividends and interest receivable                                          69,642

                 Total Assets                                         126,516,044


Liabilities
Payable for investment securities purchased                               415,088
Accrued management fees                                                   102,094
Accrued shareholder accounting and administrative fees                     12,391
Accrued expenses                                                           58,420

                 Total Liabilities                                        587,993


Net Assets
Source of Net Assets:
Net capital paid in on shares of beneficial interest
    Investor Class Shares                             104,196,173
    Advisor Class Shares                                2,150,958

                                                                     $106,347,131
Undistributed net investment income                                        18,208
Accumulated net realized gain                                           2,647,352
Net unrealized appreciation                                            16,915,360

                 Net Assets                                          $125,928,051

Net Asset Value Per Share
  Investor Class Shares -- based on net assets of
    $123,667,599 and 6,521,244 shares outstanding                          $18.96
  Advisor Class Shares -- based on net assets of
    $2,260,452 and 119,748 shares outstanding                              $18.88


                      See Notes to Financial Statements.

FAM Equity-Income Fund                                                 [LOGO]

Six Months Ended June 30, 2004 (Unaudited)


                           STATEMENT OF OPERATIONS


INVESTMENT INCOME
 Income
   Dividends                                                           $1,372,015
   Interest                                                                74,218

                 Total Income                                           1,446,233


 Expenses
   Investment advisory fee (Note 2)                                       607,962
   Administrative fee (Note 2)                                             45,597
   Shareholder servicing and related expenses (Note 2)                     26,686
   Printing and mailing                                                    25,590
   Professional fees                                                        7,559
   Registration fees                                                       26,567
   Custodial fees                                                           7,500
   Trustees                                                                19,197
   Distribution and Service Fees -- Advisor Class Shares                    8,671
   Other                                                                   33,668

                 Total Expenses                                           808,997

                     Net Investment Income                                637,236


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                      2,646,940
  Unrealized appreciation of investments                                1,477,469

    Net Gain on Investments                                             4,124,409


NET INCREASE IN NET ASSETS FROM OPERATIONS                             $4,761,645


                      See Notes to Financial Statements.

FAM Equity-Income Fund                                                 [LOGO]

Six Months Ended June 30, 2004 (Unaudited) and Year Ended December 31, 2003


                      STATEMENT OF CHANGES IN NET ASSETS


                                                   Six Months         Year Ended
                                                 Ended June 30,      December 31,
                                                      2004               2003

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                           $    637,236       $    687,927
  Net realized gain on investments                   2,646,940          1,149,258
  Unrealized appreciation of investments             1,477,469         16,234,993

  Net Increase in Net Assets
    From Operations                                  4,761,645         18,072,178


DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Investor Class                                    (614,174)          (684,670)
    Advisor Class                                           --             (3,198)
  Net realized gain on investments
    Investor Class                                          --         (1,136,192)
    Advisor Class                                           --            (12,729)
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (NOTE 3):                        6,295,160         25,281,516

  Total Increase in Net Assets                      10,442,631         41,516,905

NET ASSETS:
  Beginning of period                              115,485,420         73,968,515

  End of period                                   $125,928,051       $115,485,420


                      See Notes to Financial Statements.

FAM Equity-Income Fund -- Notes to Financial Statements (Unaudited)    [LOGO]


Note 1. Summary of Accounting Policies

FAM Equity-Income Fund (the "Fund") is a series of Fenimore Asset Management Trust, a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers two classes of shares (Investor Class and Advisor Class since April 1, 1996 and July 1, 2003, respectively). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The investment objective of the Fund is to provide current income and long term capital appreciation from investing primarily in income-producing equity securities. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

a)   Valuation of Securities

     Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

b)   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c)   Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)   Other

     Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


Note 2. Investment Advisory Fees
and Other Transactions with Affiliates

Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. Thomas Putnam is an officer

FAM Equity-Income Fund -- Notes to Financial Statements (Unaudited)    [LOGO]

and trustee of the Fund and also an officer and director of the Advisor. The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to the extent that such expenses, including the advisory fee, for the fiscal year exceed 2% of the average daily net assets. For the period ended June 30, 2004 the Advisor contractually agreed to reimburse the Fund for its expenses to the extent such expenses exceed 1.40% and 2.40% of the average daily net assets of the Investor Class and Advisor Class, respectively. No such reimbursement was required for the period ended June 30, 2004. FAM Shareholder Services, Inc. (FSS), a company under common control with the Advisor, serves as shareholder servicing agent and receives a monthly fee of $2.00 per shareholder account. Additionally, FSS serves as the fund administrative agent and receives a fee equal, on an annual basis, to 0.075% of the Fund's average daily net assets. Fenimore Securities, Inc. ("FSI"), a company also under common control with the Advisor, acts as distributor of the Fund's shares. On July 1, 2003, the Fund adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Advisor Class of shares. Under the plan the Fund pays FSI a total of 1.00% per annum of the Advisor Class shares' average daily net assets.


Note 3. Shares of Beneficial Interest

At June 30, 2004 an unlimited number of $.001 par value shares of beneficial interest were authorized. The Advisor Class of shares that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee. Transactions were as follows:



                                         SIX MONTHS ENDED 6/30/04              YEAR ENDED 12/31/03

                                          Shares          Amount             Shares          Amount

Shares sold
   Investor Class                       1,535,656     $ 28,970,592         4,174,191     $ 68,574,439
   Advisor Class                           51,577          966,897            71,299        1,241,823
Shares issued on
 reinvestment of dividends
   Investor Class                          30,656          581,226            97,475        1,727,896
   Advisor Class                               --               --               847           15,371
Shares redeemed
   Investor Class                      (1,294,550)     (24,170,012)       (2,808,318)     (46,258,908)
   Advisor Class                           (2,859)         (53,543)           (1,116)         (19,105)

Net Increase from Investor Class
 Share Transactions                       271,762     $  5,381,806         1,463,348     $ 24,043,427

Net Increase from Advisor Class
 Share Transactions                        48,718     $    913,354            71,030     $  1,238,089


FAM Equity-Income Fund -- Notes to Financial Statements (Unaudited)    [LOGO]


Note 4. Investment Transactions

During the period ended June 30, 2004, purchases and sales of investment securities, other than short term obligations were $16,759,247 and $7,728,571. The cost of securities for federal income tax purposes is substantially the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

             Unrealized appreciation                      $20,198,093
             Unrealized depreciation                       (3,282,733)

                Net unrealized appreciation               $16,915,360


Note 5. Line of Credit

FAM Equity-Income Fund has a line of credit up to 33 1/3% of total net assets or a maximum of $30,000,000. Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is available until December 1, 2004 when any advances are to be repaid. During the period ended June 30, 2004 no amounts were drawn from the available line.


Note 6. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

FAM Equity-Income Fund -- Notes to Financial Statements (Unaudited)    [LOGO]


Note 7. Financial Highlights


                FAM EQUITY-INCOME FUND -- ADVISOR CLASS SHARES


                                                                    Six Months
                                                                  Ended June 30,     Period Ended December 31,

Per share information<F1>
(For a share outstanding throughout the period)                         2004                   2003<F2>

Net asset value, beginning of period                                  $18.18                 $16.77

Income from investment operations:
  Net investment income                                                 0.03                   0.10
  Net realized and unrealized gain on investments                       0.67                   1.54

  Total from investment operations                                      0.70                   1.64

Less distributions:
  Dividends from net investment income                                    --                  (0.05)
  Distributions from net realized gains                                   --                  (0.18)

  Total distributions                                                     --                  (0.23)

Change in net asset value for the period                                0.70                   1.41

Net asset value, end of period                                        $18.88                 $18.18

Total Return                                                            3.85%<F4>              9.83%<F4>


Ratios/supplemental data
Net assets, end of period (000)                                       $2,260                 $1,291

Ratios to average net assets of:
  Expenses                                                              2.30%<F3>              2.28%<F3>
  Net investment income                                                 0.06%<F3>              1.10%<F3>
Portfolio turnover rate                                                 7.46%                  6.46%


<F1> Based on average shares outstanding.

<F2> Beginning of period reflects Advisor class shares inception date of
     7/1/03.

<F3> Annualized

<F4> Not Annualized



FAM Equity-Income Fund -- Notes to Financial Statements (Unaudited)    [LOGO]


Note 7. Financial Highlights continued


               FAM EQUITY-INCOME FUND -- INVESTOR CLASS SHARES


                                                 Six Months
                                                Ended June 30,                  Years Ended December 31,

Per share information
(For a share outstanding throughout the period)      2004            2003       2002       2001      2000       1999

Net asset value, beginning of period             $  18.27        $  15.45    $ 16.05    $ 13.47    $12.31     $13.53
Income from investment operations:
  Net investment income                              0.10            0.12       0.12       0.19      0.31       0.27
  Net realized and unrealized
   gain (loss) on investments                        0.69            3.00      (0.48)      2.58      1.76      (1.22)
  Total from investment operations                   0.79            3.12      (0.36)      2.77      2.07      (0.95)
Less distributions:
  Dividends from net
   investment income                                (0.10)          (0.12)     (0.12)     (0.19)    (0.31)     (0.27)
  Distributions from net
   realized gains                                      --           (0.18)     (0.12)        --     (0.60)        --
  Total distributions                               (0.10)          (0.30)     (0.24)     (0.19)    (0.91)     (0.27)
Change in net asset value
   for the period                                    0.69            2.82      (0.60)      2.58      1.16      (1.22)
Net asset value, end of period                   $  18.96        $  18.27    $ 15.45    $ 16.05    $13.47     $12.31
Total Return                                         4.30%<F2>      20.30%     (2.25)%    20.79%    17.18%     (6.98)%
Ratios/supplemental data
Net assets, end of period (000)                  $123,668        $114,194    $73,969    $31,194    $6,892     $6,653
Ratios to average net assets of:
  Expenses, total                                    1.31%<F1>       1.28%      1.37%      1.56%     2.27%      2.12%
  Expenses, net of fees waived and
   expenses assumed by advisor                       1.31%<F1>       1.28%      1.37%      1.50%     1.50%      1.50%
  Net investment income                              1.06%<F1>       0.73%      0.84%      1.29%     2.33%      2.15%
Portfolio turnover rate                              7.46%           6.46%      7.11%      2.79%    16.59%     13.49%


<F1> Annualized

<F2> Not Annualized



                    This page is intentionally left blank.

                    This page is intentionally left blank.

Investment Advisor

Fenimore Asset
Management, Inc.
Cobleskill, NY


Custodian

U.S. Bank, N.A.
Cincinnati, OH


Independent Auditors

PricewaterhouseCoopers, LLP
New York, NY


Trustees

David A. Hughey
Fred "Chico" Lager
John J. McCormack, Jr.
C. Richard Pogue
Thomas O. Putnam
Barbara V. Weidlich


Legal Counsel

Dechert, LLP
Washington, DC


Shareholder Servicing Agent

FAM Shareholder Services, Inc.
Cobleskill, NY


Distributor

Fenimore Securities, Inc.
Cobleskill, NY




[LOGO] FAM Funds

384 North Grand Street
PO Box 399
Cobleskill, New York 12043-0399
(800) 932-3271
www.famfunds.com

[LOGO] FAM Funds

384 North Grand Street
PO Box 399
Cobleskill, New York 12043-0399
(800) 932-3271
www.famfunds.com

Financial peace of mind through a value approach to investing

Item 2. Code of Ethics.

Not applicable.


Item 3. Audit Committee Financial Expert.

Not applicable.


Item 4. Principal Accountant Fees and Services.

Not applicable.


Item 5. Audit Committee of Listed Registrants

Not Applicable.


Item 6. Schedule of Investments

Not Applicable.


Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable.


Item 8. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers

Not applicable.


Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 10. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the "Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:

(Attached hereto).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                   Fenimore Asset Management Trust
             ----------------------------------------------------------------


By (Signature and Title)*      /s/ Thomas O. Putnam
                          ---------------------------------------------------
                               Thomas O. Putnam, President


Date
     ------------------------------------------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Thomas O. Putnam
                          ---------------------------------------------------
                               Thomas O. Putnam, President


Date
     ------------------------------------------------------------------------


By (Signature and Title)*      /s/ Joseph A. Bucci
                          ---------------------------------------------------
                               Joseph A. Bucci, Treasurer


Date
     ------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.